Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Motor Vehicles [Member]
Property and Equipment, Net [Line Items]
Property and equipment include finance lease right-of-use assets	$ 85,765
Machinery and equipment [Member]
Property and Equipment, Net [Line Items]
Property and equipment include finance lease right-of-use assets		$ 117,480